Organization (Details) - shares	Jun. 23, 2025	Sep. 30, 2025
Common Stock [Member]
Organization [Line Items]
Shares issued (in Shares)		1
Terra Innovatum Global and SRL [Member]
Organization [Line Items]
Contribution of ownership interests	100.00%
Terra Innovatum Global and SRL [Member] | Minimum [Member]
Organization [Line Items]
Capital contribution	100.00%
Terra Innovatum Global and SRL [Member] | Maximum [Member]
Organization [Line Items]
Capital contribution	100.00%